CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) customer item	Dec. 31, 2022 CNY (¥) item customer	Dec. 31, 2021 customer item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item
CONCENTRATION OF RISKS
Depreciation (appreciation) of RMB against US$	1.70%	9.20%	(2.30%)
Customer Concentration Risk
CONCENTRATION OF RISKS
Number of customers who contributed more than 2% of Company's revenue | customer	0	0	0
Cabinet and Bandwidth Supply
CONCENTRATION OF RISKS
Number of suppliers | item	5	5	5	5	5
Bandwidth and Cabinet Resources | Supplier Concentration Risk | Largest five suppliers
CONCENTRATION OF RISKS
Concentration of risk, percentage	42.00%	35.00%	39.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Largest single customer | Maximum
CONCENTRATION OF RISKS
Concentration of risk, percentage	10.00%	10.00%	10.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Aggregate local subsidiaries of a telecommunication carrier
CONCENTRATION OF RISKS
Concentration of risk, percentage	5.00%	6.00%	6.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Customers on a stand-alone basis | Minimum
CONCENTRATION OF RISKS
Concentration of risk, percentage	2.00%	2.00%	2.00%
PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions | ¥	¥ 2,431,089	¥ 2,677,823
Outside the PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions | $				$ 426,022	$ 455,187